Taxes - Schedule of detailed information about effective income tax (expense) recovery (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Major components of tax expense (income) [abstract]
Net income (loss) before tax	$ (35,056)	$ 4,039
Expected income tax (expense) recovery based on statutory rate	9,290	(1,070)
Adjustments to expected income tax (expense) recovery:
Permanent differences and other	(641)	(6,718)
Tax effect of unrecognized temporary differences and tax losses	(5,505)	(1,442)
Tax incentives and tax loss benefit not previously recognized	0	4,581
Effect of tax rates in foreign jurisdictions	(584)	(1,669)
Foreign exchange and other	138	53
Income tax recovery (expense)	$ 2,698	$ (6,265)